SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial assets and liabilities measured at fair value on recurring basis

	Fair Value Measurements
	as of March 31, 2023 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	$—	$—	$12,098,475	$12,098,475
	$—	$—	$12,098,475	$12,098,475

	Fair Value Measurements
	as of December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	$—	$—	$12,098,475	$12,098,475
	$—	$—	$12,098,475	$12,098,475

	Fair Value Measurements
	as of December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$—	$—
Contingent consideration	—	—	12,098,475	12,098,475
Derivative liability	—	—	—	—
	$—	$—	$12,098,475	$12,098,475

	Fair Value Measurements
	as of December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$18,223	$—	$18,223
Contingent consideration	—	—	12,179,476	12,179,476
Derivative liability	—	—	2,294,720	2,294,720
	$—	$18,223	$14,474,196	$14,492,419

Summary of contingent consideration

	March 31,	December 31,
	2023	2022
Bailey	$10,698,475	$10,698,475
Harper & Jones	1,400,000	1,400,000
	$12,098,475	$12,098,475

	December 31,
	2022	2021
Bailey	$10,698,475	7,935,016
Harper & Jones	1,400,000	4,244,460
	$12,098,475	$12,179,476

Schedule of inventory

	March 31,	December 31,
	2023	2022
Raw materials	$1,512,651	$1,611,134
Work in process	653,412	888,643
Finished goods	2,760,031	2,725,505
Inventory	$4,926,094	$5,225,282

	December 31,
	2022	2021
Raw materials	$1,611,134	$292,167
Work in process	888,643	242,673
Finished goods	2,725,505	2,220,519
Inventory	$5,225,282	$2,755,358

Schedule of potentially dilutive items outstanding

	March 31,
	2023	2022
Convertible notes	—	51,648
Series A convertible preferred stock	108	—
Common stock warrants	5,943,626	9,145
Stock options	38,951	38,951
Total potentially dilutive shares	5,982,685	99,744

	December 31,
	2022	2021
Convertible notes	947,867	47,912
Series A convertible preferred stock	108,000	—
Common stock warrants	4,418,320	35,801
Stock options	38,951	38,951
Total potentially dilutive shares	5,513,138	122,664

Schedule of business acquisition pro forma information

Three Months Ended
March 31,
2022
Net revenues	$8,606,548
Net loss	$(8,292,427)
Net loss per common share	$(62.65)

	Year Ended
	December 31,
	2022	2021
Net revenues	$28,519,261	$34,635,426
Net loss	$(42,001,415)	$(33,171,473)
Net loss per common share	$(54.46)	$(434.81)